OPERATING CONTEXT - COVID-19 Operational Context (Details) R$ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2020 BRL (R$) project	Dec. 31, 2020 BRL (R$) project km
Generation
Disclosure of operating segments [line items]
Percentage of contract renegotiated due to COVID-19		3.00%
Percentage of default in the existing contracts in ACL due to COVD-19		0.02%
Transmission
Disclosure of operating segments [line items]
Maximum period of postponement of project deadlines due to COVID-19		4 months
Number of projects postponed up to 4 months due to COVID-19		6
Number of projects energized despite pandemic	23	26
Transmission lines added despite pandemic (in km) | km		150
Annual revenue of transmission lines added despite pandemic | R$	R$ 116	R$ 116